BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION (Details)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
State of Incorporation	Nevada
Mmex Resources Corporation [Member]
Ownership Percentage	-	-
Form of Entity	Corporation	Corporation
State of Incorporation	Nevada	Nevada
Relationship	Parent	Parent
Mcc Merger Inc [Member]
Ownership Percentage	100%	100%
Form of Entity	Corporation	Corporation
State of Incorporation	Delaware	Delaware
Relationship	Holding Subsidiary	Holding Subsidiary
Maple Carpenter Creek Holdings Inc [Member]
Ownership Percentage	100%	100%
Form of Entity	Corporation	Corporation
State of Incorporation	Delaware	Delaware
Relationship	Subsidiary	Subsidiary
Maple Carpenter Creek Llc [Member]
Ownership Percentage	80%	80%
Form of Entity	LLC	LLC
State of Incorporation	Nevada	Nevada
Relationship	Subsidiary	Subsidiary
Carpenter Creek Llc [Member]
Ownership Percentage	95%	95%
Form of Entity	LLC	LLC
State of Incorporation	Delaware	Delaware
Relationship	Subsidiary	Subsidiary
Armadillo Holdings Group Corp [Member]
Ownership Percentage	100%	100%
Form of Entity	Corporation	Corporation
State of Incorporation	British Virgin Isles	British Virgin Isles
Relationship	Subsidiary	Subsidiary
Armadillo Mining Corp [Member]
Ownership Percentage	98.6%	98.6%
Form of Entity	Corporation	Corporation
State of Incorporation	British Virgin Isles	British Virgin Isles
Relationship	Subsidiary	Subsidiary